Schedule II Fidelity National Financial, Inc. (Parent Company)	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule II Fidelity National Financial, Inc. (Parent Company)
SCHEDULE II
FIDELITY NATIONAL FINANCIAL, INC.
(Parent Company)

BALANCE SHEETS

	December 31,
	2017	2016
	(In millions, except share data)
ASSETS
Cash	$230	$246
Short term investments	85	1
Equity securities available for sale, at fair value	1	—
Investment in unconsolidated affiliates	13	7
Notes receivable	576	622
Investments in and amounts due from subsidiaries	4,672	4,253
Property and equipment, net	4	4
Prepaid expenses and other assets	1	3
Investments in discontinued subsidiaries	—	2,581
Total assets	$5,582	$7,717
LIABILITIES AND EQUITY
Liabilities:
Accounts payable and other accrued liabilities	$72	$42
Income taxes payable	137	65
Deferred tax liability	169	629
Notes payable	757	985
Total liabilities	1,135	1,721
Equity:
FNF Group common stock, $0.0001 par value; authorized 487,000,000 shares as of December 31, 2017 and 2016; outstanding of 274,431,737 and 272,205,261 as of December 31, 2017 and 2016, respectively; and issued of 287,718,304 and 285,041,900 as of December 31, 2017 and 2016, respectively	—	—
FNFV Group common stock, $0.0001 par value; authorized 113,000,000 shares as of December 31, 2016, outstanding of 66,416,822 as of December 31, 2016, and issued of 80,581,675 as of December 31, 2016, see Note G	—	—
Additional paid-in capital	4,587	4,848
Retained earnings	217	1,784
Accumulated other comprehensive loss	111	(13)
Less: Treasury stock, 13,286,567 shares and 27,001,492 shares as of December 31, 2017 and 2016, respectively, at cost	(468)	(623)
Total equity of Fidelity National Financial, Inc. common shareholders	4,447	5,996
Total liabilities and equity	$5,582	$7,717

See Notes to Financial Statements
SCHEDULE II

FIDELITY NATIONAL FINANCIAL, INC.
(Parent Company)

STATEMENTS OF EARNINGS AND RETAINED EARNINGS

	Year Ended December 31,
	2017	2016	2015
	(In millions, except per share data)
Revenues:
Other fees and revenue	$1	$4	$3
Interest and investment income and realized gains	24	24	86
Total revenues	25	28	89
Expenses:
Personnel expenses	32	26	28
Other operating expenses	8	6	1
Interest expense	48	64	74
Total expenses	88	96	103
Losses before income tax benefit and equity in earnings of subsidiaries	(63)	(68)	(14)
Income tax benefit	(17)	(24)	(5)
Losses before equity in earnings of subsidiaries	(46)	(44)	(9)
Equity in earnings of subsidiaries	685	671	520
Earnings from continuing operations	639	627	511
Equity in earnings of discontinued operations	132	23	16
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	$771	$650	$527

Retained earnings, beginning of year	$1,784	$1,374	$1,150
Dividends declared	(279)	(240)	(222)
Distribution of Black Knight to FNF common shareholders	(823)	—	—
Redemption of FNFV tracking stock and distribution of Cannae Holdings, Inc. common stock to holders of FNFV tracking stock	(1,236)	—	—
Distribution of J. Alexander's to FNFV Group common shareholders	—	—	(81)
Net earnings attributable to Fidelity National Financial, Inc. common shareholders	771	650	527
Retained earnings, end of year	$217	$1,784	$1,374

See Notes to Financial Statements
SCHEDULE II

FIDELITY NATIONAL FINANCIAL, INC.
(Parent Company)
 STATEMENTS OF CASH FLOWS

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Cash Flows From Operating Activities:
Net earnings	$771	$650	$527
Adjustments to reconcile net earnings to net cash provided by operating activities:
Equity in earnings of unconsolidated affiliates	—	(2)	—
Impairment of assets	—	3	—
Equity in earnings of subsidiaries	(817)	(694)	(536)
Depreciation and amortization	—	1	2
Stock-based compensation	34	36	38
Net change in income taxes	(130)	29	17
Net decrease (increase) in prepaid expenses and other assets	18	26	(25)
Net increase (decrease) in accounts payable and other accrued liabilities	17	(13)	2
Net cash (used in) provided by operating activities	(107)	36	25
Cash Flows From Investing Activities:
Purchases of investments available for sale	(1)	—	—
Net (purchases of) proceeds from short-term investment activities	(84)	162	(163)
Additions to notes receivable	(13)	(24)	(28)
Collection of notes receivable	49	22	1,542
Distributions from unconsolidated affiliates	1	2	—
Additional investments in unconsolidated affiliates	(2)	(8)	—
Net cash (used in) provided by investing activities	(50)	154	1,351
Cash Flows From Financing Activities:
Borrowings	296	—	—
Debt service payments	(530)	(2)	(1,100)
Equity portion of debt conversions paid in cash	(317)	(2)	—
Dividends paid	(278)	(240)	(220)
Purchases of treasury stock	(23)	(268)	(506)
Exercise of stock options	31	19	26
Payment for shares withheld for taxes and in treasury	(18)	(9)	(13)
Cash transferred in the Black Knight spin-off	(87)	—	—
Cash transferred in the FNFV split-off	(22)	—	—
Other financing activity	(1)	—	(15)
Net dividends from subsidiaries	1,090	265	594
Net cash provided by (used in) financing activities	141	(237)	(1,234)
Net change in cash and cash equivalents	(16)	(47)	142
Cash at beginning of year	246	293	151
Cash at end of year	$230	$246	$293
See Notes to Financial Statements
SCHEDULE II

FIDELITY NATIONAL FINANCIAL, INC.
(Parent Company)

NOTES TO FINANCIAL STATEMENTS

A.    Summary of Significant Accounting Policies
Fidelity National Financial, Inc. transacts substantially all of its business through its subsidiaries. The Parent Company Financial Statements should be read in connection with the aforementioned Consolidated Financial Statements and Notes thereto included elsewhere herein.

B.	Notes Payable
Notes payable consist of the following:

	December 31,
	2017	2016
	(In millions)
Unsecured notes, net of discount, interest payable semi-annually at 5.50%, due September 2022	$397	$397
Unsecured convertible notes, net of discount, interest payable semi-annually at 4.25%, due August 2018	65	291
Unsecured notes, net of discount, interest payable semi-annually at 6.60%, due May 2017	—	300
Revolving Credit Facility, unsecured, unused portion of $500 at December 31, 2017, due April 2022 with interest payable monthly at LIBOR + 1.40% (2.76% at December 31, 2017)	295	(3)
	$757	$985

C.	Supplemental Cash Flow Information

	Year Ended December 31,
	2017	2016	2015
	(In millions)
Cash paid during the year:
Interest paid	$54	$63	$72
Income tax payments	528	367	250

D.	Cash Dividends Received
We have received cash dividends from subsidiaries and affiliates of $0.8 billion, $0.4 billion, and $0.2 billion during the years ended December 31, 2017, 2016, and 2015, respectively.